Schedule of Right of use assets and lease liabilities (Details) - USD ($)	3 Months Ended	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Opening lease liability
New lease liabilities	5,820,618	7,595,884
Interest expense	95,816	114,084
Cash payments		(1,793,534)
Settlement using digital currency	(5,916,434)	(5,916,434)
Closing lease liability
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Opening carrying amount
Additions	5,820,618	7,595,884
Depreciation	(5,820,618)	(7,595,884)
Closing carrying amount